Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Deferred Policy Acquisition Costs (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Deferred Policy Acquisition Cost [Line Items]
Beginning balance		¥ 315,840	¥ 305,734
Capitalization		39,269	35,871
Amortization		(20,692)	(19,215)
Effect of changes in foreign exchange rate		5,195	(742)
Others	[1]	(6,720)	(5,808)
Ending balance		332,892	315,840
Yen-denominated insurance (First Sector)
Deferred Policy Acquisition Cost [Line Items]
Beginning balance		89,361	82,341
Capitalization		17,649	13,431
Amortization		(7,120)	(6,411)
Effect of changes in foreign exchange rate		0	0
Others	[1]	0	0
Ending balance		99,890	89,361
Yen-denominated insurance (Third Sector)
Deferred Policy Acquisition Cost [Line Items]
Beginning balance		168,689	169,581
Capitalization		7,784	9,180
Amortization		(10,006)	(10,072)
Effect of changes in foreign exchange rate		0	0
Others	[1]	0	0
Ending balance		166,467	168,689
Foreign currency denominated insurance
Deferred Policy Acquisition Cost [Line Items]
Beginning balance		57,151	53,812
Capitalization		6,504	6,633
Amortization		(3,018)	(2,689)
Effect of changes in foreign exchange rate		4,278	(605)
Others	[1]	0	0
Ending balance		64,915	57,151
Single- payment whole life insurance
Deferred Policy Acquisition Cost [Line Items]
Beginning balance		639	0
Capitalization		7,332	6,627
Amortization		(548)	(43)
Effect of changes in foreign exchange rate		917	(137)
Others	[1]	(6,720)	(5,808)
Ending balance		¥ 1,620	¥ 639

[1]	Others include adjustments of reinsurance.